Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Development of Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Development of Right of Use Assets [Line Items]
Balance Beginning	€ 3,286	€ 3,366
Amortization charge for the year	(1,056)	(949)
Additions to right-of-use assets	1,036	871
Effect of movements in exchange rates	8	(3)
Balance ending	3,273	3,286
Property [Member]
Schedule of Development of Right of Use Assets [Line Items]
Balance Beginning	3,020	3,134
Amortization charge for the year	(848)	(816)
Additions to right-of-use assets	552	702
Effect of movements in exchange rates	3
Balance ending	2,727	3,020
Vehicles [Member]
Schedule of Development of Right of Use Assets [Line Items]
Balance Beginning	265	232
Amortization charge for the year	(208)	(133)
Additions to right-of-use assets	484	169
Effect of movements in exchange rates	5	(3)
Balance ending	€ 546	€ 265